Revenue (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue	$ 79,874,727	$ 54,040,948	$ 1,335,374
Travel service [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue	79,092,342	51,818,166	991,929
Technology [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue	782,302
Cross-board products [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue	$ 83	$ 2,222,782	$ 343,445